UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period:  5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)
Equity - Equity Funds 30.0%
DWS Capital Growth Fund "Institutional"	43,691	2,522,285
DWS Communications Fund "Institutional"	719	13,867
DWS Diversified International Equity Fund "Institutional"	41,773	316,636
DWS Dreman International Value Fund "Institutional"	2,192	21,459
DWS Dreman Mid Cap Value Fund "Institutional"	7,488	90,906
DWS Dreman Small Cap Value Fund "Institutional"	15,915	622,135
DWS EAFE Equity Index Fund "Institutional"	4,525	61,312
DWS Emerging Markets Equity Fund "Institutional"	24,431	472,007
DWS Equity 500 Index Fund "Institutional"	28,088	4,298,308
DWS Global Small Cap Growth Fund "Institutional"	11,869	504,541
DWS Global Thematic Fund "Institutional"	16,574	420,315
DWS Gold & Precious Metals Fund "Institutional"	8,562	190,151
DWS Growth & Income Fund "Institutional"	161,873	2,891,043
DWS Health Care Fund "Institutional"*	17,867	519,027
DWS International Fund "Institutional"	47,977	2,244,860
DWS Large Cap Focus Growth Fund "Institutional"*	70	2,243
DWS Large Cap Value Fund "Institutional"	35,362	664,814
DWS RREEF Global Infrastructure Fund "Institutional"	14,123	148,994
DWS RREEF Global Real Estate Securities Fund "Institutional"	9,167	74,618
DWS RREEF Real Estate Securities Fund "Institutional"	28,998	587,505
DWS S&P 500 Plus Fund "S"	249,204	3,249,626
DWS Small Cap Core Fund "S"	96,569	1,806,797
DWS Small Cap Growth Fund "Institutional"*	25,186	626,372
DWS Strategic Value Fund "Institutional"	118,475	4,126,492
DWS Technology Fund "Institutional"	104,486	1,559,979
DWS World Dividend Fund "Institutional"	19,006	483,506

Total Equity - Equity Funds (Cost $23,000,327)		28,519,798
Equity - Exchange-Traded Funds 6.6%
iShares MSCI Australia Index Fund	33,840	904,205
iShares MSCI Canada Index Fund	22,358	735,578
iShares MSCI EAFE Small Cap Index Fund	9,675	433,150
iShares MSCI France Index Fund	6,438	180,779
iShares MSCI Germany Index Fund	29,825	809,749
iShares MSCI Japan Index Fund	63,238	649,454
iShares MSCI Switzerland Index Fund	5,985	169,734
iShares MSCI United Kingdom Index Fund	129,830	2,422,628

Total Equity - Exchange-Traded Funds (Cost $4,840,835)		6,305,277
Fixed Income - Bond Funds 62.9%
DWS Core Fixed Income Fund "Institutional"	1,704,400	16,174,757
DWS Enhanced Commodity Strategy Fund "Institutional"*	97,264	455,194
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	88,559	955,554
DWS Enhanced Global Bond Fund "S"	706,774	7,449,393
DWS Floating Rate Plus Fund "Institutional"	50,918	481,683
DWS Global Inflation Plus Fund "Institutional"	358,907	3,840,308
DWS GNMA Fund "Institutional"	38,186	593,033
DWS High Income Fund "Institutional"	591,408	2,903,812
DWS Short Duration Plus Fund "Institutional"	1,138,571	10,861,969
DWS US Bond Index Fund "Institutional"	1,498,371	16,137,456

Total Fixed Income - Bond Funds (Cost $60,357,955)		59,853,159
Market Neutral Fund 0.2%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $241,047)	25,827	241,485
Cash Equivalents 0.7%
Central Cash Management Fund (Cost $648,168)	648,168	648,168

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $89,088,332) †	100.4	95,567,887
Other Assets and Liabilities, Net	(0.4)	(374,100)

Net Assets	100.0	95,193,787

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $90,907,068.  At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $4,660,819.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,110,519 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,449,700.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$28,519,798	$—	$—	$28,519,798
Exchange-Traded Funds	6,305,277	—	—	6,305,277
Bond Funds	59,853,159	—	—	59,853,159
Market Neutral Fund	241,485	—	—	241,485
Money Market Fund	648,168	—	—	648,168
Total	$95,567,887	$—	$—	$95,567,887

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011